STOCK BASED COMPENSATION - Equity Compensation Plans, Modification of Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2019
STOCK BASED COMPENSATION
Award vesting period				4 years
Award expiration period for stock options				10 years
Common stock authorized for issuance		8,668,779	8,668,779
Common stock remained available for future grants		1,329,263	1,702,707
Plan modification, exercise price (per share)	$ 3.23
Number of options modified	4,663,721
Incremental expense from modification	$ 2,376	$ 2,583	$ 0